Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Material accounting policies
Schedule of estimated useful lives of the assets

Asset class	Useful life in years
Leasehold improvements	9
IT equipment	3
Furniture and fixtures and other equipment	5